SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Statement [Abstract]
Accounts receivable	$ (17)	$ (29)	$ (22)	$ 48
Accounts payable and other	151	165	30	(32)
Changes in non-cash working capital, net	$ 134	$ 136	$ 8	$ 16